Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
NOTE 3 - CASH AND CASH EQUIVALENTS

       Cash and cash equivalents consist of the following:

	December 31, 2014	December 31, 2013
Cash on hand and at banks	$ 79,103	$ 35,079
Short term deposits and highly liquid funds	20,392	267
Total cash and cash equivalents	$ 99,495	$ 35,346

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of December 31, 2014, Navios Partners held time deposits of $19,000 and money market funds of $1,392 with duration of less than three months. As of December 31, 2013, Navios Partners held no time deposits and money market funds of $267 with duration of less than three months.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also reduces exposure to credit risk by dealing with a diversified group of major financial institution.

Restricted cash, as of December 31, 2013, included an amount held as security in the form of a letter of guarantee related to an owned vessel in the amount of $831, which was released in 2014. In addition, at each of December 31, 2014 and December 31, 2013, restricted cash included $954 and $346, respectively, which related to amounts held in retention accounts as required by certain of Navios Partners' credit facilities. As of December 31, 2014 and December 31, 2013, the short-term restricted cash held in retention accounts was $954 and $1,177, respectively. Long-term restricted cash as of December 31, 2014 and December 31, 2013, was $0 and $33,429, respectively, which related to amounts held in escrow, to partially finance a portion of the purchase price of vessels which were delivered during 2014.